Income Taxes - Schedule of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 37,037	$ 16,562
Start-up and Organization Costs	16,913	16,965
Capitalized research and development credits	10,943	17,922
Intangibles	6,703	22
Stock-based compensation	4,972	3,072
Research and development credits	4,842	4,595
Operating lease obligations	1,375	1,534
Accrued expenses and reserves	621	1,710
Property and equipment	233	173
Other	1	1
Total deferred tax assets before valuation allowance	83,640	62,556
Valuation allowance	(82,440)	(61,200)
Total deferred tax assets	1,200	1,356
Deferred Tax Liabilities:
Operating lease right-of-use assets	(1,200)	(1,356)
Total deferred tax liabilities	(1,200)	(1,356)
Net deferred tax assets	$ 0	$ 0